RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Salaries And Benefits	$ 293	$ 284
Office And Miscellaneous	381	192
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	254	245
Office And Miscellaneous	133	133
Total Cost	$ 387	$ 378